Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
EQUITY
Common shares, shares issued (in shares)	80,503,364	80,236,252
Common shares, shares outstanding (in shares)	80,503,364	80,236,252
Common shares, par value (in dollars per share)	$ 1	$ 1